Other Intangible Assets, Net and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net and Goodwill
Other Intangible Assets, Net and Goodwill
Intangible assets, net consist of the following at December 31:

	2014
	Gross Carrying Value	Accumulated Amortization	Impairment	Net Carrying Value	Weighted Average Remaining Life (Years)
Noncompete agreements	$16.9	$(12.5)	$(0.1)	$4.3	2.3
Tradenames	17.0	(7.1)	—	9.9	16.6
Customer lists and contracts	491.3	(125.6)	(2.5)	363.2	14.6
Operating permits	2.2	—	—	2.2	N/A
Above/below market leases	0.4	(0.1)	—	0.3	11.6
	$527.8	$(145.3)	$(2.6)	$379.9

	2013
	Gross Carrying Value	Accumulated Amortization	Impairment	Net Carrying Value	Weighted Average Remaining Life (Years)
Noncompete agreements	$21.6	$(15.5)	$—	$6.1	2.7
Tradenames	16.9	(5.8)	—	11.1	17.5
Customer lists and contracts	487.5	(87.9)	(0.6)	399.0	14.8
Operating permits	2.2	—	—	2.2	18
Above/below market leases	0.4	—	—	0.4	12.6
	$528.6	$(109.2)	$(0.6)	$418.8

Amortization expense recorded on intangible assets for the years ended December 31, 2014, 2013 and 2012 was $42.3, $42.2 and $15.5, respectively.
Future amortization expense for intangible assets for the year ending December 31 is estimated to be:

2015	43.8
2016	39.6
2017	38.5
2018	36.4
2019	27.2
Thereafter	194.4

$379.9

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

	Goodwill	Accumulated Impairment	Goodwill, Net
December 31, 2012	$1,223.0	$(84.9)	$1,138.1
Acquisition	4.3	—	4.3
Purchase price adjustments	26.6	—	26.6
Disposition of businesses	—	(2.6)	(2.6)
December 31, 2013	1,253.9	(87.5)	1,166.4
Acquisition	1.3	—	1.3
Disposition of businesses	—	(0.8)	(0.8)
December 31, 2014	$1,255.2	$(88.3)	$1,166.9